Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Credit Facilities and Loan Agreements
The Company, through its subsidiaries, has entered into various credit facilities and loan agreements. The principal balances payable under all credit facilities are as follows:

(dollars in thousands)	December 31, 2025	December 31, 2024	Interest rate	Maturity date
GREC Entity HoldCo LLC	$—	$56,049	Daily SOFR + 1.85%	June 30, 2026
Midway III Manager LLC	—	13,260	3 mo. SOFR + 1.73%	October 31, 2025
Trillium Manager LLC	62,975	65,758	Daily SOFR + 2.10%	June 9, 2027
Greenbacker Wind Holdings II LLC	64,414	68,838	3 mo. SOFR + 2.15%	December 31, 2027
Conic Manager LLC	21,076	22,308	3 mo. SOFR + 1.75%	October 31, 2027
Turquoise Manager LLC	—	30,252	3 mo. SOFR + 1.35%	December 23, 2027
Greenbacker Renewable Energy Corporation (Premium financing agreement)	1,699	2,012	7.15%	April 30, 2026
ECA Finco I, LLC	—	17,398	3 mo. SOFR + 2.60%	February 25, 2028
Gemstone 2025 Manager LLC	52,502	—	3 mo. SOFR + 2.25%	February 25, 2028
GB Solar TE 2020 Manager LLC	13,688	17,330	Daily SOFR + 2.10%	December 31, 2027
Sego Lily Solar Manager LLC	121,488	127,829	3 mo. SOFR + 1.53%	June 30, 2028
Celadon Manager LLC	—	72,853	Daily SOFR + 1.60%	February 18, 2029
GRP II Borealis Solar LLC	38,752	39,429	Daily Compounded SOFR + 2.26%	June 30, 2027
Ponderosa Manager LLC	85,363	87,803	3 mo. SOFR + 1.40%	October 4, 2029
PRC Nemasket LLC	37,486	39,630	Daily SOFR + 1.25%	November 1, 2029
GREC Holdings 1 LLC	67,600	129,594	1 mo. SOFR + 1.85% - 2.10%	November 29, 2027
Dogwood GB Manager LLC	—	58,725	1 mo. SOFR + 1.73%	March 29, 2030
GREC Warehouse Holdings I LLC	89,179	102,334	3 mo. SOFR + 2.28%	March 30, 2027
Cider Solar Construction Owner LLC	81,000	81,000	12.25% - 14.00%	July 30, 2028
Cider Solar AcquisitionCo LLC(1)	485,645	1,539	Various	Various
Pemaquid Manager LLC	75,745	76,915	Daily SOFR + 1.85%	November 13, 2029
Total debt	$1,298,612	$1,110,856
Less: Total unamortized discount and deferred financing costs	(26,785)	(20,301)
Less: Current portion of long-term debt(2)	(24,056)	(88,901)
Total long-term debt, net	$1,247,771	$1,001,654
__________________
(1)Cider Solar AcquisitionCo LLC has construction and ITC bridge loan facilities, with the option to convert the construction loans into Tranche A or Tranche B term loans, which bear interest at daily SOFR plus an applicable margin subject to the interest rates disclosed in the loan agreement. See below for further details.
(2)Adjusted for $4.5 million and $6.3 million of unamortized debt discount and deferred financing costs pertaining to current portion of long-term debt of $28.6 million and $95.2 million as of December 31, 2025 and December 31, 2024, respectively.
The Company, through its subsidiaries, has entered into various credit facilities and loan agreements. The principal balances payable under all credit facilities are as follows:

(dollars in thousands)	June 30, 2026	December 31, 2025	Interest rate	Maturity date
Trillium Manager LLC	61,614	62,975	Daily SOFR + 2.10%	December 9, 2027
Greenbacker Wind Holdings II LLC	62,708	64,414	3 mo. SOFR + 2.15%	December 31, 2027
Conic Manager LLC	20,734	21,076	3 mo. SOFR + 1.75%	October 31, 2027
Greenbacker Renewable Energy Corporation (Premium financing agreement)	349	1,699	7.15%	January 3, 2027
Gemstone 2025 Manager LLC	51,860	52,502	3 mo. SOFR + 2.25%	February 25, 2028
GB Solar TE 2020 Manager LLC	13,406	13,688	Daily SOFR + 2.10%	December 31, 2027
Sego Lily Solar Manager LLC	118,347	121,488	3 mo. SOFR + 1.53%	June 30, 2028
GRP II Borealis Solar LLC	38,184	38,752	Daily Compounded SOFR + 2.50%	June 30, 2029
Ponderosa Manager LLC	85,363	85,363	3 mo. SOFR + 1.40%	October 4, 2029
PRC Nemasket LLC	34,797	37,486	Daily SOFR + 1.25%	November 1, 2029
GREC Holdings 1 LLC	62,600	67,600	1 mo. SOFR + 1.85% - 2.10%	November 29, 2027
GREC Warehouse Holdings I LLC	79,906	89,179	3 mo. SOFR + 2.28%	August 20, 2027
Cider Solar Construction Owner LLC	—	81,000	12.25% - 14.00%	July 30, 2028
Cider Solar Manager LLC(1)	666,078	485,645	Various	Various
Pemaquid Manager LLC	74,459	75,745	Daily SOFR + 1.85%	November 13, 2029
Total debt	$1,370,405	$1,298,612
Less: Total unamortized discount and deferred financing costs	(25,103)	(26,785)
Less: Current portion of long-term debt(2)	(25,125)	(24,056)
Total long-term debt, net	$1,320,177	$1,247,771
__________________
(1)Cider Solar Manager LLC (and Cider Solar AcquisitionCo LLC as co-borrower) has construction and ITC bridge loan facilities, with the option to convert the construction loans into Tranche A or Tranche B term loans, which bear interest at daily SOFR plus an applicable margin subject to the interest rates disclosed in the loan agreement. See below for further details.
(2)Adjusted for $5.4 million and $4.5 million of unamortized debt discount and deferred financing costs pertaining to current portion of long-term debt of $30.5 million and $28.6 million as of June 30, 2026 and December 31, 2025, respectively.

Schedule of Components of Interest (Expense) Income Net
The following table shows the components of Interest income (expense), net on the Consolidated Statements of Operations:

	Year ended December 31,
(in thousands)	2025	2024	2023
Loan interest(1)	$56,144	$48,815	$54,615
Commitment / letter of credit fees	7,841	3,998	2,986
Amortization of deferred financing fees and discount	11,943	6,261	6,690
Interest on sale-leasebacks(2)	18,221	21,636	—
Loss (gain) on interest rate swaps, net(3)	(5,485)	(1,356)	(2,428)
Change in fair value of interest rate swaps, net(3)	26,223	(44,748)	(17,763)
Interest capitalized	(33,349)	(23,651)	(23,378)
Total(4)	$81,538	$10,955	$20,722
__________________
(1)Includes interest rate swap settlements of $18.3 million, $27.9 million, and $26.7 million as a reduction of loan interest for the years ended December 31, 2025, 2024 and 2023, respectively. Refer to Note 12. Derivative Instruments for additional information.
(2)Refer to Other Financing Arrangements for further discussion on the financing obligations and the deferred ITC gain related to the sale-leaseback arrangements.
(3)Refer to Note 12. Derivative Instruments for additional information on the Company’s interest rate swaps.
(4)Total interest expense excludes $1.6 million, $2.1 million and $0.4 million of interest income on cash accounts for the years ended December 31, 2025, 2024 and 2023, respectively, and an immaterial amount, $1.2 million, and nil of interest income on non-bank deposits for the years ended December 31, 2025, 2024 and 2023, respectively.
The following table shows the components of interest on sale-leasebacks included within Interest income (expense), net on the Consolidated Statements of Operations for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Financing interest	$11,728	$13,888	$—
ITC interest	6,282	7,549	—
Amortization of loan origination cost	211	197	—
Total	$18,221	$21,634	$—
The following table shows the components of Interest expense, net on the Consolidated Statements of Operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Loan interest(1)	$14,282	$12,573	$29,568	$24,228
Commitment / letter of credit fees	885	1,927	3,047	4,163
Amortization of deferred financing fees and discount	2,833	3,002	6,085	5,965
Interest on sale-leasebacks(2)	4,201	4,640	8,392	9,160
Loss (gain) on interest rate swaps, net(3)	—	(659)	42	(659)
Change in fair value of interest rate swaps, net(3)	(6,542)	12,381	(7,187)	34,122
Interest capitalized	(11,169)	(7,491)	(23,176)	(13,667)
Total(4)	$4,490	$26,373	$16,771	$63,312
__________________
(1)Includes interest rate swap settlements of $2.8 million, $5.5 million, $5.5 million and $10.5 million presented as a reduction of loan interest for the three and six months ended June 30, 2026 and 2025, respectively. Refer to Note 9. Derivative Instruments for additional information.
(2)Refer to Other Financing Arrangements for further discussion on the financing obligations and the deferred ITC gain related to the sale-leaseback arrangements.
(3)Refer to Note 9. Derivative Instruments for additional information on the Company’s interest rate swaps.
(4)Total interest expense excludes approximately $0.2 million, $0.5 million, $0.4 million and $0.8 million of interest income on cash accounts and non-bank deposits for the three and six months ended June 30, 2026 and 2025, respectively.
The following table shows the components of interest on sale-leasebacks included within Interest expense, net on the Consolidated Statements of Operations for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Financing interest	$2,953	$2,982	$5,836	$5,893
ITC interest	1,195	1,553	2,450	3,162
Amortization of loan origination cost	52	105	105	105
Total	$4,200	$4,640	$8,391	$9,160
The calculation of interest expense is based on imputed interest rates within each arrangement for the financing obligations ranging between 7.2% and 11.5% and the IBR within each arrangement for the deferred ITC gain ranging between 4.5% and 5.6%.

Schedule of Principal Payments Due on Borrowings
The principal payments due on the Company’s borrowings for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Principal Payments
2026	$28,610
2027	482,890
2028	255,344
2029	189,119
2030	11,186
Thereafter	331,463
Total	$1,298,612
The principal payments due on the Company’s borrowings for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Principal Payments
2026-2027	$30,477
2027-2028	761,724
2028-2029	55,347
2029-2030	185,938
2030-2031	10,904
Thereafter	326,015
Total	$1,370,405

Schedule of Failed Sale Leaseback Transactions
The following table shows the components of Current portion of failed sale-leaseback financing and deferred ITC gain and Failed sale-leaseback financing and deferred ITC gain, net of current portion recorded related to these transactions on the Consolidated Balance Sheets for the periods indicated:

(in thousands)	December 31, 2025	December 31, 2024
Failed sale-leaseback financing, current	$13,390	$13,127
ITC gains, current	32,952	32,951
Less: origination costs, current	211	210
Current portion of failed sale-leaseback financing and deferred ITC gain	$46,131	$45,868
Failed sale-leaseback financing, net of current portion	$109,576	$111,238
ITC gains, net of current portion	66,132	92,802
Less: origination costs, net of current portion	2,221	2,439
Failed sale-leaseback financing and deferred ITC gain, net of current portion	$173,487	$201,601
The following table shows the components of Current portion of failed sale-leaseback financing and deferred ITC gain and Failed sale-leaseback financing and deferred ITC gain, net of current portion recorded related to these transactions on the Consolidated Balance Sheets for the periods indicated:

(in thousands)	June 30, 2026	December 31, 2025
Failed sale-leaseback financing, current	$13,510	$13,390
ITC gains, current	32,951	32,952
Less: origination costs, current	210	211
Current portion of failed sale-leaseback financing and deferred ITC gain	$46,251	$46,131

Failed sale-leaseback financing, net of current portion	$107,925	$109,576
ITC gains, net of current portion	58,395	66,132
Less: origination costs, net of current portion	2,116	2,221
Failed sale-leaseback financing and deferred ITC gain, net of current portion	$164,204	$173,487

Schedule of Future Payments on Sale-Leaseback Financing Arrangements
The future payments on failed sale-leaseback financing arrangements, inclusive of the repurchase price, for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Future Payments
2026	$13,390
2027	13,572
2028	13,580
2029	13,648
2030	13,773
Thereafter	167,965
Total lease payments	235,928
Less: Imputed interest	(112,963)
Less: Origination costs	(2,431)
Present value of lease payments	$120,534
The future payments on failed sale-leaseback financing arrangements, inclusive of the repurchase price, for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Future Payments
2026-2027	$13,510
2027-2028	13,611
2028-2029	13,584
2029-2030	13,708
2030-2031	13,834
Thereafter	160,314
Total lease payments	228,561
Less: Imputed interest	(107,127)
Less: Origination costs	(2,326)
Present value of lease payments	$119,108